Business Combination - Additional Information (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Amount of goodwill		¥ 16,511,000
Aileyou
Business Acquisition [Line Items]
Net purchase consideration	¥ 0
Amount of goodwill	¥ 16,511,000
Equity interest in percentage remaining	40.00%